Fair Value Measurements	12 Months Ended
May 29, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
The fair values of cash equivalents, receivables, net, accounts payable and short-term debt approximate their carrying amounts due to their short duration.
The following tables summarize the fair values of financial instruments measured at fair value on a recurring basis at May 29, 2016 and May 31, 2015:

Items Measured at Fair Value at May 29, 2016
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$2.0	$—	$2.0	$—
U.S. Treasury securities	(2)	3.9	3.9	—	—
Mortgage-backed securities	(1)	1.0	—	1.0	—
Derivatives:
Equity forwards	(3)	3.8	—	3.8	—
Total		$10.7	$3.9	$6.8	$—

Items Measured at Fair Value at May 31, 2015
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$2.2	$—	$2.2	$—
U.S. Treasury securities	(2)	5.0	5.0	—	—
Mortgage-backed securities	(1)	1.6	—	1.6	—
Derivatives:
Equity forwards	(3)	1.7	—	1.7	—
Interest rate swaps	(4)	3.6	—	3.6	—
Total		$14.1	$5.0	$9.1	$—

(1)
The fair value of these securities is based on closing market prices of the investments, when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.

(2)	The fair value of our U.S. Treasury securities is based on closing market prices.

(3)	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.

(4)	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.
Our fixed-income securities are carried at fair value and consist of available-for-sale securities related to insurance funding requirements for our workers' compensation and general liability claims. As of May 29, 2016, the cost and market value for our securities that qualify as available-for-sale was $6.9 million. Earnings include insignificant realized gains and loss from sales of available-for-sale securities. At May 29, 2016, our available-for-sale securities of $2.5 million have maturities of less than one year and $4.4 million have maturities within one to three years.

The carrying value and fair value of long-term debt, as of May 29, 2016, was $440.0 million and $499.5 million, respectively. The carrying value and fair value of long-term debt including the amounts included in current liabilities as of May 31, 2015, was $1.47 billion and $1.57 billion, respectively. The fair value of long-term debt, which is classified as Level 2 in the fair value hierarchy, is determined based on market prices or, if market prices are not available, the present value of the underlying cash flows discounted at our incremental borrowing rates.

The fair value of non-financial assets measured at fair value on a non-recurring basis, which is classified as Level 3 in the fair value hierarchy, is determined based on appraisals or sales prices of comparable assets and estimates of future cash flows. As of May 29, 2016, long-lived assets held and used with a carrying value of $5.4 million, primarily related to two underperforming restaurants, were determined to have no fair value resulting in an impairment charge of $5.4 million. As of May 31, 2015, long-lived assets held and used with a carrying value of $70.5 million, primarily related to restaurant assets involved in sale-leaseback arrangements, were written down to their fair value of $55.4 million, resulting in an impairment charge of $15.1 million. As of May 29, 2016, long-lived assets held for sale with a carrying value of $17.5 million, related to excess land parcels adjacent to our corporate headquarters, were written down to their fair value of $16.9 million, resulting in an impairment charge of $0.6 million. As of May 31, 2015, long-lived assets held for sale with a carrying value of $21.1 million, related to excess land parcels adjacent to our corporate headquarters, were written down to their fair value of $17.0 million, resulting in an impairment charge of $4.1 million.